AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS

June 30, 2023

(unaudited)

Amount	General Obligation Bonds (8.7%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City and County (3.1%)

	Brownsville, Texas Combination Tax
$500,000	5.000%, 02/15/26 Series 2022	Aa3/AA/NR	$517,870

	Clark County, Nevada, Refunding
1,000,000	4.000%, 06/01/37 Series 2019	Aa1/AA+/NR	1,013,960
1,000,000	3.000%, 06/01/38 Series 2019	Aa1/AA+/NR	867,340

	Mission, Texas Combination Tax & Revenue Certificates of Obligation
300,000	4.000%, 02/15/32 Series 2021 BAMI Insured	NR/AA/NR	315,990

	Port of Olympia, Washington Limited Tax
1,385,000	5.000%, 12/01/31 AMT Series B	Aa2/NR/NR	1,487,338

	Port of Vancouver, Washington Limited Tax
555,000	5.000%, 12/01/33 AMT Series 2022A	Aa2/NR/NR	612,159

	Reno, Nevada Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/AA-/NR	1,001,370

	Richardson, Texas
1,000,000	5.000%, 02/15/24 Series 2023	Aaa/AAA/NR	1,011,280

	Rio Grande City, Texas Combination Tax Certificates of Obligation
855,000	4.000%, 02/15/33 Series 2020 AGMC Insured	NR/AA/NR	885,575

	Washoe County, Nevada Limited Tax
1,500,000	4.000%, 07/01/32 Series 2021	Aa2/AA+/NR	1,616,985

	West University Place City, Texas Certificates of Obligation
535,000	5.000%, 02/01/26 Series 2022	NR/AAA/NR	561,434

	Total City and County		9,891,301

	Healthcare (0.4%)

	King County, Washington Public Hospital District No. 001, Refunding, Valley Medical Center
1,000,000	5.000%, 12/01/28	A2/NR/NR	1,094,580

	Public Schools (4.2%)

	Bushland, Texas Independent School District Unlimited Tax
900,000	5.000%, 02/15/29 Series 2022 PSF Guaranteed	NR/AAA/NR	1,006,398

	Clark County, Nevada School District Limited Tax
$1,500,000	3.000%, 06/15/37 Series B AGMC Insured	A1/AA/NR	$1,330,185
1,645,000	5.000%, 06/15/28 Series D	A1/AA-/NR	1,717,331

	Houston, Texas Independent School District, Harris County, Limited Tax
1,250,000	5.000%, 02/15/24 Series 2023A PSF Guaranteed	Aaa/AAA/NR	1,264,400

	Lewis County, Washington School District No. 302 Chehalis (School Board Guaranty Program)
1,000,000	5.000%, 12/01/34	Aaa/NR/NR	1,030,440

	Lewis & Thurston Counties, Washington School District No. 401 Centalia (School Board Guaranty Program)
730,000	5.000%, 12/01/35	Aaa/NR/NR	765,150

	Little Elm, Texas Independent School District, Denton County, Unlimited Tax
1,960,000	5.000%, 08/15/24 Series 2023	NR/AA-/AA-	1,999,514

	Lockhart, Texas Independent School District, Caldwell County, Unlimited Tax
400,000	5.000%, 08/01/33 Series 2023 PSF Guaranteed	Aaa/NR/AAA	407,648

	Minnehaha County, South Dakota COP Limited Tax
400,000	3.000%, 12/01/29 Series 2022A	Aa1/NR/NR	395,496

	Paradise, Texas Independent School District Unlimited Tax
1,140,000	5.000%, 08/15/23 Series 2023 PSF Guaranteed	NR/AAA/NR	1,142,303

	Port Arthur, Texas Independent School District Unlimited Tax
1,000,000	4.000%, 02/15/35 Series 2021 AGMC Insured	NR/AA/A+	1,050,740

	Washoe County, Nevada School District Limited Tax Improvement
1,000,000	4.000%, 10/01/34 Series 2020A	Aa3/AA/NR	1,045,440

	Weatherford, Texas Independent School District Unlimited Tax Refunding
530,000	zero coupon, 02/15/28 Series 2019 PSF Guaranteed	Aaa/NR/NR	456,765

	Total Public Schools		13,611,810

	State (1.0%)

	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,038,450

	Utah State
1,000,000	5.000%, 07/01/28	Aaa/AAA/AAA	1,085,550
1,000,000	5.000%, 07/01/29	Aaa/AAA/AAA	1,085,940

	Total State		3,209,940

	Total General Obligation Bonds		27,807,631

	Revenue Bonds (87.3%)

	Airport (6.7%)

	Brownsville, Texas Combination Tax and Airport, Certificates of Obligation
$400,000	5.000%, 02/15/28 AMT Series 2018	Aa3/AA/NR	$413,608

	Broward County, Florida Port Facilities
1,000,000	4.000%, 09/01/38 AMT Series B	A1/A/NR	982,940

	Clark County, Nevada Airport System Junior Subordinate Lien
745,000	5.000%, 07/01/26 AMT Series 2021 B	A1/NR/A+	770,866

	Hillsborough County, Florida Aviation Authority Airport, Tampa International Airport
1,500,000	5.000%, 10/01/28 AMT Series 2022A	Aa3/NR/AA-	1,612,260

	Metropolitan Washington District of Columbia Airport Authority System, Revenue Refunding
1,000,000	5.000%, 10/01/38 AMT Series 2019A	Aa3/AA-/AA-	1,054,320

	Miami-Dade County, Florida Aviation Revenue Refunding
1,000,000	5.000%, 10/01/34 AMT Series 2014A	A1/A/A+	1,007,270

	Miami-Dade County, Florida Seaport Revenue Refunding
1,000,000	5.000%, 10/01/30 AMT Series 2022A	A3/NR/A	1,094,780

	Salt Lake City, Utah Airport Revenue, Salt Lake City International Airport
1,000,000	5.000%, 07/01/26 AMT Series A	A2/A+/NR	1,037,010
1,000,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	1,053,020
1,000,000	5.000%, 07/01/28 AMT Series A	A2/A+/NR	1,065,250
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A+/NR	1,068,030
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A+/NR	1,080,300
3,100,000	5.000%, 07/01/30 AMT Series A	A2/A+/NR	3,267,400
1,470,000	5.000%, 07/01/47 AMT Series A	A2/A+/NR	1,500,106
1,240,000	5.000%, 07/01/30 Series B	A2/A+/NR	1,321,208
850,000	5.000%, 07/01/31 Series B	A2/A+/NR	905,820
500,000	5.000%, 07/01/31 Series B	A2/A+/NR	544,035
1,525,000	5.000%, 07/01/37 Series B	A2/A+/NR	1,597,072

	Total Airport		21,375,295

	Charter Schools (10.7%)

	Utah State Charter School Finance Authority Entheos Academy
1,375,000	4.000%, 10/15/30 Series 2020A	Aa2/NR/NR	1,392,696

	Utah State Charter School Finance Authority George Washington Academy
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,513,320

	Utah State Charter School Finance Authority Good Foundations Academy
$235,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	$233,797
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,655,314
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,279,836

	Utah State Charter School Finance Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,334,047

	Utah State Charter School Finance Authority Legacy Preparatory Academy
300,000	4.000%, 04/15/24	NR/AA/NR	301,002
1,710,000	5.000%, 04/15/29	NR/AA/NR	1,740,746
1,000,000	4.000%, 04/15/32 Series 2022	NR/AA/NR	1,011,590
1,000,000	4.000%, 04/15/37 Series 2022	NR/AA/NR	971,240

	Utah State Charter School Finance Authority Monticello Academy
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,010,680

	Utah State Charter School Finance Authority Ogden Preparatory Academy
150,000	4.000%, 10/15/23	NR/AA/NR	150,029
260,000	4.000%, 10/15/24	NR/AA/NR	260,049

	Utah State Charter School Finance Authority Providence Hall
1,000,000	4.000%, 10/15/46 Series 2021A	Aa2/NR/NR	910,890

	Utah State Charter School Finance Authority Quest Academy
500,000	5.000%, 04/15/37	NR/AA/NR	511,435

	Utah State Charter School Finance Authority Salt Lake Arts Academy
1,000,000	3.000%, 04/15/40 Series 2020A	NR/AA/NR	800,410

	Utah State Charter School Finance Authority Spectrum Academy
625,000	4.000%, 04/15/33 Series 2020	Aa2/NR/NR	626,363
655,000	4.000%, 04/15/34 Series 2020	Aa2/NR/NR	656,002

	Utah State Charter School Finance Authority Utah Charter Academies
500,000	5.000%, 10/15/25 Series 2018	NR/AA/NR	514,265
90,000	5.000%, 10/15/27 Series 2018	NR/AA/NR	95,101

	Utah State Charter School Finance Authority Venture Academy
285,000	4.000%, 10/15/24	NR/AA/NR	286,069
855,000	5.000%, 10/15/29	NR/AA/NR	871,194
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,113,374
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,107,133

	Utah State Charter School Finance Authority Vista School
1,080,000	4.000%, 10/15/35	Aa2/NR/NR	1,070,993

	Utah State Charter School Finance Authority Voyage Academy
670,000	5.000%, 03/15/27 144A	NR/NR/NR*	669,993
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,440,024
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,692,315

	Utah State Charter School Finance Authority Promontory School of Expeditionary Learning
$1,600,000	3.600%, 10/15/33	Aa2/NR/NR	$1,582,400

	Utah State Charter School Finance Authority Wasatch Peak Academy
740,000	5.000%, 10/15/29 Series 2013A	NR/AA/NR	740,555
700,000	5.000%, 10/15/36 Series 2013A	NR/AA/NR	700,469

	Total Charter Schools		34,243,331

	Electric (5.9%)

	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
1,000,000	5.000%, 06/01/31	A1/AA-/NR	1,013,960
250,000	5.250%, 06/01/37	NR/AA-/NR	279,893

	Heber Light & Power Co., Utah Electric Revenue
500,000	4.000%, 12/15/36 Series 2019 AGMC Insured	A1/AA/AA-	510,705
645,000	4.000%, 12/15/38 Series 2019 AGMC Insured	A1/AA/AA-	653,746
285,000	5.000%, 12/15/24 Series 2023 BAMAC Insured	A2/AA/AA-	292,279
500,000	5.000%, 12/15/36 Series 2023 BAMAC Insured	A2/AA/AA-	561,345

	Intermountain Power Agency, Utah Power Supply Revenue
250,000	5.000%, 07/01/30	Aa3/NR/AA-	286,630
375,000	5.000%, 07/01/33	Aa3/NR/AA-	434,693
375,000	5.000%, 07/01/35	Aa3/NR/AA-	428,228

	Lehi, Utah Electric Utility Revenue
520,000	5.000%, 06/01/29	NR/A+/NR	571,917
850,000	5.000%, 06/01/31	NR/A+/NR	935,859

	Lower Colorado River Authority, Texas Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,030,980

	San Antonio, Texas Electric & Gas Revenue System
1,250,000	4.000%, 02/01/33	Aa2/AA-/AA-	1,263,863

	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A/NR	1,197,671

	St. George, Utah Electric Revenue
380,000	5.000%, 06/01/26 Series 2016 AGMC Insured	A1/AA/NR	400,634
1,620,000	4.000%, 06/01/32 Series 2016 AGMC Insured	A1/AA/NR	1,665,895

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
750,000	5.000%, 09/01/24 Series A	NR/A-/AA-	765,045
445,000	5.000%, 09/01/25 Series A	NR/A-/AA-	461,656
375,000	5.000%, 09/01/30 Series 2017B	NR/A-/AA-	408,443

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/AA-	812,156
905,000	5.000%, 03/01/32	NR/A/AA-	922,774
745,000	5.000%, 03/01/34	NR/A/AA-	759,632

	Utah State Municipal Power Agency Power Supply System Revenue
$330,000	5.000%, 07/01/23	NR/A+/AA-	$330,000
2,900,000	5.000%, 07/01/38 Series B	NR/A+/AA-	3,013,999

	Total Electric		19,002,003

	Healthcare (0.7%)

	Hale Center, Texas Educational Facilities Corporation, Wayland Baptist University
700,000	5.000%, 03/01/29 Series 2022	NR/BBB+/NR	729,988

	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa2/A+/AA-	1,031,550

	Utah County, Hospital Revenue, IHC Health Services
300,000	4.030%, 05/15/51 Series 2016E VRDO***	Aa1/AA+/NR	300,000

	Total Healthcare		2,061,538

	Higher Education (8.1%)

	Salt Lake County, Utah Westminster College Project
1,970,000	5.000%, 10/01/25	NR/BBB-/NR	1,995,374
955,000	5.000%, 10/01/28	NR/BBB-/NR	971,693
1,845,000	5.000%, 10/01/29	NR/BBB-/NR	1,897,693
1,005,000	5.000%, 10/01/29	NR/BBB-/NR	1,022,537
1,055,000	5.000%, 10/01/30	NR/BBB-/NR	1,072,924

	South Dakota Board of Regents, Housing & Auxiliary Facilities System
500,000	5.000%, 04/01/28	Aa3/NR/NR	527,635

	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,039,080

	Utah State Board of Higher Education, University of Utah Green Bond
1,000,000	5.000%, 08/01/39 Series 2022B	Aa1/AA+/NR	1,125,960

	Utah State Board of Regents, Dixie State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	1,849,752
660,000	5.000%, 06/01/35 Series B AGMC Insured	NR/AA/NR	702,299
690,000	5.000%, 06/01/36 Series B AGMC Insured	NR/AA/NR	729,868
1,375,000	3.000%, 06/01/36 Series 2019	NR/AA/NR	1,250,329

	Utah State Board of Regents, Student Building Fee, Salt Lake Community College
1,295,000	5.000%, 03/01/26 Series 2018	NR/AA/NR	1,333,254
1,000,000	5.000%, 03/01/27 Series 2018	NR/AA/NR	1,028,400

	Utah State Board of Regents, Student Facilities System Revenue, Weber State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	825,743
1,000,000	3.000%, 04/01/35 Series 2021 BAMAC Insured	NR/AA/NR	938,150

	Utah State Board of Regents, University of Utah
$500,000	5.000%, 08/01/29 Series A	Aa1/AA+/NR	$540,435
480,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	495,432
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	617,712
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	505,165
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,051,640
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,573,875

	Utah State Board of Regents, Utah State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,128,028
2,055,000	3.000%, 12/01/36 Series B	NR/AA/NR	1,869,516

	Total Higher Education		26,092,494

	Housing (1.8%)

	South Dakota Housing Development Authority Homeownership Mortgage
250,000	1.000%, 05/01/26 Series 2020C	Aaa/AAA/NR	231,468
500,000	1.350%, 05/01/28 Series 2020C	Aaa/AAA/NR	445,980
500,000	1.400%, 11/01/28 Series 2020C	Aaa/AAA/NR	442,855

	Utah Housing Corporation Single Family Mortgage
5,000	4.500%, 01/01/24 Series A Class III	Aa3/AA+/AA	5,000
575,000	4.600%, 07/01/34 Series B-1 Class I	Aaa/AAA/AAA	575,380
20,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA+/AA	20,015
2,805,000	3.850%, 01/01/31 AMT Series D Class III FHA Insured	Aa3/AA/AA	2,771,929
480,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA/AA	476,251

	Vancouver, Washington Housing Authority, Anthem Park and Columbia House Projects
500,000	4.000%, 06/01/35 Series 2020	NR/AA/NR	500,615
500,000	3.000%, 06/01/38 Series 2020	NR/AA/NR	428,195

	Total Housing		5,897,688

	Local Public Property (17.7%)

	Alaska State Municipal Bond Bank
540,000	5.000%, 02/01/30 AMT	NR/A+/A	572,929
565,000	5.000%, 02/01/31 AMT	NR/A+/A	597,233
590,000	5.000%, 02/01/32 AMT	NR/A+/A	620,910
215,000	5.000%, 12/01/23 AMT 2023 Series Two	A1/A+/NR	215,836
90,000	5.000%, 12/01/37 AMT 2023 Series Two	A1/A+/NR	95,369

	Bluffdale, Utah Local Building Authority Lease Revenue
1,215,000	4.000%, 03/01/35	Aa2/NR/NR	1,219,641

	CIVICVentures, Alaska Revenue Refunding, Anchorage Convention Center
1,000,000	5.000%, 09/01/28	NR/A+/AA-	1,009,540
1,000,000	5.000%, 09/01/29	NR/A+/AA-	1,009,540

	Downtown Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,043,840

	Eagle Mountain, Utah Special Assessment Area
$125,000	5.250%, 05/01/28 Series 2013	NR/AA-/NR	$125,106

	Harris County, Texas Sports Refunding Senior Lien
300,000	5.000%, 11/15/30 Series A	A3/BBB/NR	305,778

	Jacksonville, Florida Special Revenue Bonds
1,000,000	5.250%, 10/01/37 Series 2022C	NR/AA/AA-	1,148,790

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	Aa2/AA/AA-	1,020,349

	Lehi, Utah Local Building Authority Lease Revenue
300,000	5.000%, 06/15/29 Series 2022	NR/AA-/AA+	332,538
500,000	5.000%, 06/15/30 Series 2022	NR/AA-/AA+	562,690
225,000	5.250%, 06/15/37 Series 2022	NR/AA-/AA+	253,739

	Manatee County, Florida Revenue Improvement & Refunding
500,000	5.250%, 10/01/34 Series 2022C	Aaa/NR/AA+	595,285

	Matanuska-Susitna Borough, Alaska Lease Revenue Refunding, Goose Creek Correctional Center
210,000	5.000%, 09/01/32 Series 2015	A1/A+/A	216,487

	Mesquite, Nevada New Special Improvement District
85,000	5.500%, 08/01/25	NR/NR/NR*	85,070

	Midvale, Utah Redevelopment Agency Tax Increment & Sales Tax Revenue Refunding
750,000	5.000%, 05/01/28	NR/AA+/NR	799,185
1,230,000	5.000%, 05/01/31	NR/AA+/AA	1,334,870
1,000,000	5.000%, 05/01/32	NR/AA+/NR	1,060,030

	Murray City, Utah Municipal Building Authority Lease Revenue
380,000	4.000%, 12/01/30 Series 2020	Aa3/NR/NR	407,064
480,000	4.000%, 12/01/31 Series 2020	Aa3/NR/NR	512,131
300,000	4.000%, 12/01/32 Series 2020	Aa3/NR/NR	318,783

	Old Spanish Trail/Almeda Corridors Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	4.000%, 09/01/35 BAMI Insured	NR/AA/NR	1,042,010

	Orange County, Florida Tourist Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa2/AA-/AA	1,039,970

	Pennington County, South Dakota COP Limited Tax
1,000,000	5.000%, 12/01/46 Series 2022A	Aa1/NR/NR	1,072,920

	Saint George Place, Texas Redevelopment Authority Tax Increment Contract
605,000	4.000%, 09/01/30 AGMC Insured	A1/AA/NR	616,773

	Salt Lake City, Utah Local Building Authority Lease Revenue
$330,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	$330,785
600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	639,240
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	405,483
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	435,396
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,136,264
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	466,744

	Salt Lake City, Utah Mosquito Abatement District Local Building Authority Lease Revenue
730,000	5.000%, 02/15/29	Aa3/NR/NR	784,159
810,000	5.000%, 02/15/31	Aa3/NR/NR	865,493

	Salt Lake City, Utah Municipal Building Authority Lease Revenue
975,000	4.000%, 01/15/34	NR/AA+/AA+	1,035,343

	South Jordan, Utah Special Assessment (Daybreak Assessment Area No. 1)
945,000	4.000%, 11/01/27	NR/AA+/NR	977,206
1,190,000	4.000%, 11/01/28	NR/AA+/NR	1,229,568
1,035,000	4.000%, 11/01/30	NR/AA+/NR	1,064,653

	South Salt Lake, Utah Redevelopment Agency Excise Tax & Tax Increment Revenue Refunding
1,035,000	4.000%, 11/01/29 Series 2020	NR/AA/NR	1,094,668
1,080,000	4.000%, 11/01/30 Series 2020	NR/AA/NR	1,144,768

	St. Lucie County, Florida School Board COP Master Lease Program
300,000	5.000%, 07/01/30 Series A	A1/A/A+	300,312

	Tooele County, Utah Municipal Building Authority Lease Revenue Cross-Over
850,000	4.000%, 12/15/28	NR/AA-/NR	890,928
885,000	4.000%, 12/15/29	NR/AA-/NR	925,639
920,000	4.000%, 12/15/30	NR/AA-/NR	960,903

	Unified Utah Fire Service Area Local Building Authority Lease Revenue
1,800,000	4.000%, 04/01/31	Aa2/NR/NR	1,912,374
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,398,199
1,875,000	4.000%, 04/01/32	Aa2/NR/NR	1,974,113

	Vineyard Redevelopment Agency, Utah Tax Increment Revenue And Refunding Bonds
750,000	5.000%, 05/01/25 Series 2021 AGMC Insured	NR/AA/NR	773,385
350,000	4.000%, 05/01/33 Series 2021 AGMC Insured	NR/AA/NR	369,026

	Wasatch County, Utah Municipal Building Authority Lease Revenue
560,000	4.000%, 12/01/28 Series 2021	NR/AA-/NR	586,706
585,000	4.000%, 12/01/29 Series 2021	NR/AA-/NR	619,006
605,000	4.000%, 12/01/30 Series 2021	NR/AA-/NR	645,535

	Washington County, Utah Municipal Building Authority Lease Revenue
$500,000	5.000%, 10/01/32	Aa3/NR/NR	$527,165
500,000	5.000%, 10/01/37	Aa3/NR/NR	519,505

	Weber County, Utah Special Assessment Summit Mountain Area
1,500,000	5.500%, 01/15/28	NR/AA/NR	1,502,205
3,870,000	5.750%, 01/15/33	NR/AA/NR	3,875,612

	West Jordan, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,060,340
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,052,120

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	918,432
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,053,520
300,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	331,164
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	813,313

	West Valley City, Utah Redevelopment Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA/NR	1,979,627

	Total Local Public Property		56,833,305

	Public Schools (3.7%)

	Alpine, Utah Local Building Authority School District Lease Revenue
985,000	4.000%, 03/15/28	Aa1/NR/NR	1,024,961

	Canyons School District Utah, Local Building Authority Lease
725,000	4.000%, 06/15/33 Series 2021	Aa1/NR/NR	769,849
750,000	4.000%, 06/15/34 Series 2021	Aa1/NR/NR	795,503

	Davis County, Utah Municipal Building Authority Crossover Refunding Lease Revenue
1,085,000	4.000%, 11/01/32 Series 2020	NR/AA/NR	1,151,120

	Duchesne School District Utah, Municipal Building Authority Lease
750,000	5.000%, 06/01/36 Series 2022	A2/NR/NR	798,960
750,000	4.000%, 06/01/38 Series 2022	A2/NR/NR	720,855

	Grand City, Utah Local Building Authority School District Lease Revenue
1,665,000	5.000%, 12/15/34 AGMC Insured	A1/AA/NR	1,715,616

	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,125,000	5.000%, 01/15/30	A1/NR/NR	1,207,575
1,315,000	5.000%, 01/15/31	A1/NR/NR	1,325,231
500,000	5.000%, 01/15/32 Series 2018	A1/NR/NR	535,660

	Provo City, Utah Municipal Building Authority School District Lease Revenue
$1,500,000	5.000%, 03/15/33 Series 2022	Aa3/NR/NR	$1,745,400

	Total Public Schools		11,790,730

	Sales Tax (16.2%)

	Draper, Utah Sales Tax Revenue
765,000	4.000%, 11/15/39 Series 2022	NR/AAA/NR	779,573

	Eagle Mountain, Utah Sales Tax Revenue
200,000	5.000%, 02/01/29 Series 2022	NR/AA+/NR	221,720

	Herriman City, Utah Sales & Franchise Tax Revenue Refunding
1,080,000	4.000%, 08/01/25 Series B	NR/AA+/NR	1,086,340
2,135,000	4.000%, 08/01/30 Series B	NR/AA+/NR	2,177,721
1,515,000	5.000%, 08/01/33 Series B	NR/AA+/NR	1,560,632

	Holladay, Utah Sales Tax Revenue
965,000	5.000%, 11/15/29 Series 2022	NR/AA+/NR	1,094,136

	Lehi, Utah Franchise & Sales Tax Revenue (Broadband Project)
985,000	5.000%, 02/01/27 Series 2021 AGMC Insured	NR/AA/NR	1,054,837
1,000,000	4.000%, 02/01/32 Series 2021 AGMC Insured	NR/AA/NR	1,075,770
1,000,000	4.000%, 02/01/33 Series 2021 AGMC Insured	NR/AA/NR	1,068,610
500,000	4.000%, 02/01/34 Series 2021 AGMC Insured	NR/AA/NR	532,160
500,000	4.000%, 02/01/35 Series 2021 AGMC Insured	NR/AA/NR	528,610

	Lehi, Utah Sales Tax Revenue
1,220,000	4.000%, 06/01/35 Series 2019	NR/AA+/NR	1,267,946

	Lindon, Utah Sales Tax Revenue
575,000	4.000%, 07/15/31 Series 2015	NR/AA-/NR	582,458

	Mapleton City, Utah Municipal Energy Sales & Sales Tax & Telecommunications Fee
1,085,000	3.000%, 06/15/31 Series 2021	NR/A+/NR	1,053,926
780,000	3.000%, 06/15/33 Series 2021	NR/A+/NR	741,975
1,255,000	3.000%, 06/15/36 Series 2021	NR/A+/NR	1,138,084

	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,030,500

	Ogden City, Utah Franchise Tax Revenue
1,625,000	3.000%, 01/15/31	NR/AA/NR	1,605,110

	Ogden City, Utah Sales Tax Revenue
1,550,000	5.000%, 01/15/36 Series 2023	NR/AAA/NR	1,783,260

	Providence City, Utah Franchise & Sales Tax Revenue
1,270,000	3.000%, 03/01/29 Series 2021	NR/A-/NR	1,228,903

	Reno, Nevada Sales Tax Revenue, First Lien, ReTRAC-Reno Transportation Rail Access Corridor Project
$500,000	5.000%, 06/01/26	A2/NR/NR	$516,585

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	4.000%, 06/01/30	NR/AA+/AAA	763,388

	Salt Lake County, Utah Sales Tax Revenue
525,000	5.000%, 02/01/24 Series 2012A	NR/AAA/AAA	525,698

	South Jordan, Utah Redevelopment Agency Subordinated Sales Tax & Tax Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA/AAA	1,030,040

	Spearfish, South Dakota Sales Tax Revenue
975,000	4.000%, 12/15/29 Series 2022	A1/NR/NR	1,019,129

	Summit County, Utah Transportation Sales Tax Revenue
1,200,000	4.000%, 12/15/28 Series 2018	NR/AA/NR	1,239,768
1,450,000	4.000%, 12/15/29 Series 2018	NR/AA/NR	1,498,778

	Utah County, Utah Excise Tax Revenue Refunding
1,690,000	4.000%, 12/01/36 Series 2020	NR/AA+/NR	1,736,086

	Utah County, Utah Transportation Sales Tax Revenue Refunding
3,315,000	4.000%, 12/01/35 Series 2021	NR/AA-/NR	3,454,893

	Utah Infrastructure Agency Telecommunications & Sales Tax, West Haven
1,200,000	5.000%, 10/15/35 Series 2022	NR/AA-/NR	1,352,988

	Utah Transit Authority Sales Tax Revenue
2,950,000	4.000%, 12/15/34 Series A	Aa2/AA+/AA	3,078,473
3,440,000	4.000%, 12/15/37 Series A	Aa2/AA+/AA	3,483,619
3,580,000	4.000%, 12/15/38 Series A	Aa2/AA+/AA	3,618,342

	Utah Transit Authority Sales Tax Revenue Subordinated
1,000,000	5.000%, 12/15/32	Aa3/AA/AA	1,098,160

	Utah Transit Authority Sales Tax Revenue Subordinated, Capital Appreciation
3,000,000	zero coupon, 12/15/32	Aa3/AA/AA	2,108,910

	Watertown, South Dakota Sales Tax Revenue
1,110,000	3.000%, 12/01/34 Series 2021	NR/A/NR	1,066,100
215,000	5.000%, 12/01/23 Series 2022A BAMI Insured	NR/AA/NR	216,434
335,000	5.000%, 12/01/24 Series 2022A BAMI Insured	NR/AA/NR	343,221
350,000	5.000%, 12/01/25 Series 2022A BAMI Insured	NR/AA/NR	364,858

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,941,800

	Total Sales Tax		52,069,541

	State Agency (4.7%)

	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Cedar Hills Project
$1,230,000	4.000%, 10/15/32 Series 2022	NR/A+/NR	$1,275,818
905,000	4.000%, 10/15/37 Series 2022	NR/A+/NR	904,511
1,125,000	4.250%, 10/15/42 Series 2022	NR/A+/NR	1,108,395

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Clearfield City
315,000	5.000%, 10/15/25 Series 2020	NR/A+/NR	325,798
335,000	5.000%, 10/15/26 Series 2020	NR/A+/NR	352,715
350,000	5.000%, 10/15/27 Series 2020	NR/A+/NR	374,714

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Layton City
500,000	5.000%, 10/15/30 Series 2018	NR/A+/NR	545,010

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Payson City
485,000	5.000%, 10/01/29 Series 2019	NR/A+/NR	522,500
640,000	4.000%, 10/01/34 Series 2019	NR/A+/NR	652,954

	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Santa Clara Project
1,180,000	4.000%, 10/15/32 Series 2022	NR/A/NR	1,219,660
1,010,000	4.000%, 10/15/37 Series 2022	NR/A/NR	998,627

	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Syracuse City Project
1,000,000	4.000%, 10/15/30 Series 2021	NR/AA-/NR	1,055,800

	Utah State Building Ownership Authority Lease Revenue State Facilities Master Lease Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,014,930
905,000	4.000%, 05/15/29	Aa1/AA+/NR	948,920
1,775,000	3.000%, 05/15/29	Aa1/AA+/NR	1,731,495
1,000,000	3.000%, 05/15/29	Aa1/AA+/NR	973,340
940,000	4.000%, 05/15/30	Aa1/AA+/NR	984,462

	Total State Agency		14,989,649

	Transportation (1.0%)

	Pharr, Texas International Toll Bridge System Revenue
1,000,000	4.000%, 08/15/35 Series 2021	A2/A/NR	1,012,750

	Port Seattle, Washington Intermediate Lien Revenue
1,875,000	5.000%, 05/01/29 Series 2018A AMT	A1/AA-/AA-	1,965,581

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AA+/AA	227,600

	Total Transportation		3,205,931

	Water and Sewer (10.1%)

	Brian Head, Utah Water Revenue Refunding
$720,000	3.000%, 04/01/36 Series 2021 AGMC Insured	NR/AA/NR	$661,399

	Central Utah Water Conservancy District Refunding
1,785,000	5.000%, 10/01/37 Series 2020D	NR/AA+/AA+	1,989,561
1,000,000	4.000%, 10/01/38 Series 2020D	NR/AA+/AA+	1,008,960

	Central Valley, Utah Water Reclamation Facility, Green Bond
1,215,000	3.000%, 03/01/32 Series 2021B	NR/AA/AA	1,213,566
1,255,000	3.000%, 03/01/33 Series 2021B	NR/AA/AA	1,231,142
1,090,000	3.000%, 03/01/34 Series 2021B	NR/AA/AA	1,051,883

	Eagle Mountain, Utah Water & Sewer Revenue Refunding
420,000	4.000%, 11/15/24 Series A BAMI Insured	NR/AA/NR	424,985

	El Paso, Texas Water & Sewer Revenue Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,020,960

	Fairview City, Utah Water & Sewer Revenue Refunding
725,000	4.000%, 06/15/46 Series 2022	NR/BBB/NR	631,178

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A1/AA/NR	510,645

	Hooper, Utah Water Improvement District Revenue Refunding
1,000,000	4.000%, 06/15/34 Series 2019	NR/AA-/NR	1,030,690
220,000	4.000%, 06/15/39 Series 2019	NR/AA-/NR	221,498

	Jordan Valley, Utah Water Conservancy District Revenue
1,000,000	5.000%, 10/01/26 Series B	NR/AA+/AA+	1,066,390
1,000,000	4.000%, 10/01/32 Series B	NR/AA+/AA+	1,035,320

	Jordanelle, Utah Special Service District
299,000	6.000%, 11/15/23	NR/NR/NR*	297,992

	Lakewood, Washington Water District, Pierce County
750,000	4.000%, 12/01/37 Series 2019A AMT	NR/AA/NR	753,548

	Okaloosa County, Florida Water and Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa2/NR/AA+	1,033,220

	Orem, Utah Water, Sewer and Storm Sewer
540,000	4.000%, 07/15/34 Series 2021A	NR/AA+/AAA	578,729

	Park City, Utah Water Revenue Green Bonds
1,000,000	3.000%, 12/15/33 Series 2020	Aa2/AA/NR	977,450

	Pleasant Grove City, Utah Storm Water Revenue Refunding
370,000	4.000%, 07/15/28 Series 2020 BAMI Insured	NR/AA/NR	384,367
485,000	4.000%, 07/15/29 Series 2020 BAMI Insured	NR/AA/NR	508,794
510,000	4.000%, 07/15/30 Series 2020 BAMI Insured	NR/AA/NR	539,233
525,000	4.000%, 07/15/31 Series 2020 BAMI Insured	NR/AA/NR	555,219

	Randall, South Dakota Community Water District
$1,030,000	5.000%, 12/01/37 Series 2023	NR/A/NR	$1,131,846

	Salt Lake City, Utah Public Utilities Revenue
1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	1,044,860
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,461,390
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,039,830
500,000	4.000%, 02/01/37	Aa1/AAA/NR	517,565
500,000	4.000%, 02/01/38	Aa1/AAA/NR	507,070

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%, 10/01/30 BAMI Insured	NR/AA/NR	1,002,640

	Timpanogos, Utah Special Service District
845,000	5.000%, 06/01/24	NR/AA/AA+	859,678

	Utah Water Finance Agency Revenue
950,000	4.000%, 03/01/33	NR/AA/AAA	981,616
1,000,000	4.000%, 03/01/34	NR/AA/AA	1,048,370
1,000,000	5.000%, 03/01/35	NR/AA/AA	1,059,290
1,295,000	5.000%, 03/01/38	NR/AA/AA	1,406,551

	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	920,829

	West Harris County, Texas Regional Water Authority
815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	850,933

	Total Water and Sewer		32,559,197

	Total Revenue Bonds		280,120,702

	Pre-Refunded Bonds\ Escrowed to Maturity Bonds (2.1%)††

	Pre-Refunded General Obligation Bonds (0.7%)

	City and County (0.3%)

	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	Aa3/A+/NR	1,017,830

	Public Schools (0.4%)

	Leander Independent School District, Texas (Williamson & Travis Counties) Unlimited Tax School Building
2,035,000	zero coupon, 08/15/47 Series 2014 C PSF Guaranteed	NR/NR/NR*	559,096

	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	717,240

	Total Public Schools		1,276,336

	Total Pre-Refunded General Obligation Bonds		2,294,166

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (1.4%)

	Charter Schools (0.3%)

	Utah State Charter School Finance Authority Legacy Preparatory Academy
$140,000	4.000%, 04/15/24 ETM	NR/NR/NR*	$140,966
820,000	5.000%, 04/15/29	NR/NR/NR*	839,967

	Total Charter Schools		980,933

	Electric (0.2%)

	Wyoming Municipal Power Agency Power Supply System Revenue
665,000	5.000%, 01/01/27 Series A BAMI Insured ETM	NR/NR/NR*	709,050

	Healthcare (0.2%)

	Brevard County, Florida Health Facilities Authority Health First Inc. Project
750,000	5.000%, 04/01/30	A2/A/NR	756,233

	Local Public Property (0.2%)

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa2/AA+/AA-	502,030

	Sales Tax (0.5%)

	Utah Transit Authority Sales Tax Revenue
1,560,000	5.000%, 06/15/37 Series A	Aa3/AA/NR	1,617,080

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		4,565,326

	Total Pre-Refunded\ Escrowed to Maturity Bonds		6,859,492

	Total Municipal Bonds (cost $325,494,192)		314,787,825

Shares	Short-Term Investment (1.2%)

3,960,560	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.00%** (cost $3,960,560)	Aaa-mf/AAAm/NR	3,960,560

	Total Investments (cost $329,454,752-note b)	99.3%	318,748,385
	Other assets less liabilities	0.7	2,294,163
	Net Assets	100.0%	$321,042,548

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P or Fitch	8.0%
Pre-refunded bonds\ ETM bonds††	2.2
Aa of Moody's or AA of S&P or Fitch	67.4
A of Moody's or S&P or Fitch	15.5
BBB of S&P	2.7
Not Rated*	4.2
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
FHA - Federal Housing Administration
IHC - Intermountain Health Care
NR - Not Rated
PSF- Permanent School Fund
VRDO – Variable Rate Demand Obligation

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

***	Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $12,971,279 or 4.0% of net assets.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2023, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $329,454,752 amounted to $10,706,367, which consisted of aggregate gross unrealized appreciation of $717,430 and aggregate gross unrealized depreciation of $11,423,797.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2023:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$3,960,560
Level 2 – Other Significant Observable Inputs- Municipal Bonds	314,787,825
Level 3 – Significant Unobservable Inputs	–
Total	$318,748,385
+ See schedule of investments for a detailed listing of securities.